FIRST INVESTORS HIGH YIELD FUND, INC.
95 Wall Street
New York, New York 10005
(212) 858-8126



                                                              February 22, 1999




Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

                  Re:  First Investors High Yield Fund, Inc.
                       File Nos. 33-4935 and 811-4674
                       -------------------------------------

Gentlemen:

         Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Act"), First Investors High Yield Fund, Inc. (the "Fund") hereby certifies:

         (1) The form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 29 to the Fund's Registration Statement, the most recent Post-Effective Amendment filed with the Commission; and

         (2)  The  text  of   Post-Effective   Amendment   No.   29  was   filed
electronically with the Commission.

                                          Very truly yours,

                                          FIRST INVESTORS HIGH YIELD
                                          FUND, INC.

                                          /s/ C. Durso
                                          ----------------------------
                                          By: C. Durso, Vice President